Finance Lease Receivables, Net - Summary of Analysis of Aging Finance Lease Receivables Principal (Detail)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Financing Receivable, Recorded Investment, Past Due [Line Items]
Finance lease receivables	¥ 3,423,777,666	$ 524,716,884	¥ 3,043,067,511
Aging of finance lease receivables principal	3,513,623,809	538,486,408	3,129,129,332
1 to 30 Days Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Aging of finance lease receivables principal, past due	68,919,540	10,562,382	70,311,661
31 to 60 Days Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Aging of finance lease receivables principal, past due	7,515,295	1,151,769	4,672,808
61 to 90 Days Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Aging of finance lease receivables principal, past due	5,260,689	806,236	2,821,449
91 to 120 Days Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Aging of finance lease receivables principal, past due	3,678,200	563,709	3,500,436
121 to 150 Days Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Aging of finance lease receivables principal, past due	2,570,865	394,002	1,977,944
151 to 180 Days Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Aging of finance lease receivables principal, past due	¥ 1,901,554	$ 291,426	¥ 2,777,523